Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000004016 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004016 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004016 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004016 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004016 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004016 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004016 | Delta Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004016 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004016 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004016 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004016 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000004016 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000004016 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004016 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000004016 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004016 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004016 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004016 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004016 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004016 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033095 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000033095 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033095 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033095 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033095 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033095 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033095 | Delta Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033095 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033095 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033095 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033095 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000033095 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000033095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000033095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000033095 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000033095 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000033095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000033095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033095 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033095 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000184320 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000184320 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184320 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000184320 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184320 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184320 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184320 | Delta Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000184320 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184320 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184320 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184320 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000184320 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000184320 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000184320 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000184320 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000184320 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000184320 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000184320 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184320 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184320 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%